COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Feb. 28, 2026 USD ($)
Capital commitment
COMMITMENTS AND CONTINGENCIES
Capital commitment for construction of property and purchase of property and equipment	$ 21,198
Amount within one year for the capital commitment	21,198
Amount thereafter for the capital commitment	0
Investment commitment
COMMITMENTS AND CONTINGENCIES
Investment commitment for several Long-term investments under various arrangements	$ 916